Inventories (Details) - CAD ($) $ in Millions	Aug. 31, 2021	Aug. 31, 2020
Classes of current inventories [abstract]
Wireless devices and accessories	$ 33	$ 40
DTH subscriber equipment	23	20
Other – built to suit	7
Inventories	$ 63	$ 60